Events Occurred During the Year - Additional Information (Detail) R$ in Thousands, $ in Thousands, $ in Thousands					12 Months Ended
	Apr. 26, 2019 USD ($)	Apr. 26, 2019 ARS ($)	Oct. 11, 2018 USD ($)	Oct. 11, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017	Apr. 26, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Oct. 11, 2018 BRL (R$)
Disclosure of Hyperinflationary Reporting [line items]
Price index movements					0.4760	0.4760	0.2480
Final consideration cash received					$ 62	R$ 241
NS3 Internet S.A. [member] | Major business combination [member]
Disclosure of Hyperinflationary Reporting [line items]
Shares transferred | R$								R$ 1
Capital contribution	$ 2,500	$ 106,000
Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Final consideration cash received			$ 1,693	R$ 6,271	(6,271)
Loan granted to former subsidiaries			$ 2,462							R$ 8,801
Gain recognized from discontinued operation					241
Mexico [member] | Top of range [member]
Disclosure of Hyperinflationary Reporting [line items]
Additional contingent earn- Out payment, maximum					$ 1,500
Mexico [member] | Transitional services agreement [member]
Disclosure of Hyperinflationary Reporting [line items]
IT services term					18 months	18 months
Marketing services term					12 months	12 months
Deferred expenses					$ 739				R$ 2,865
Gain recognized from discontinued operation					$ 62	R$ 241